Common Shareholders’ Equity (Details Textual)	12 Months Ended
	Dec. 31, 2017 CLP ($) shares		Dec. 31, 2016 CLP ($) shares		Dec. 31, 2008 CLP ($)	Dec. 31, 1979 CLP ($)	Dec. 31, 2017 $ / shares	Dec. 06, 2017 CLP ($)	Dec. 06, 2017 $ / shares	Apr. 12, 2017 CLP ($)	Apr. 12, 2017 $ / shares	Dec. 31, 2016 $ / shares	Dec. 06, 2016 CLP ($)	Dec. 06, 2016 $ / shares	Apr. 13, 2016 CLP ($)	Apr. 13, 2016 $ / shares	Dec. 31, 2015 CLP ($)	Dec. 31, 2015 $ / shares	Dec. 02, 2015 CLP ($)	Dec. 02, 2015 $ / shares	Apr. 15, 2015 CLP ($)	Apr. 15, 2015 $ / shares	Dec. 31, 2014 $ / shares	Dec. 02, 2014 CLP ($)	Dec. 02, 2014 $ / shares
Disclosure of Common Shareholders’ Equity [Line Items]
Issued capital	$ 562,693,346,000		$ 562,693,346,000
Number of shares issued and fully paid | shares	369,502,872		369,502,872
Description of dividend policy	annually distributing at least 50% of the net distributable profit of the year
Reserve of exchange differences on translation	$ 153,541,761,000		$ 17,869,963,000														$ 16,655,069,000
Reserve of cash flow hedges	28,244,000		39,081,000														2,526,000
Reserve of remeasurements of defined benefit plans	3,958,511,000		3,925,717,000														2,302,418,000
Other reserves	(178,075,279,000)		(142,973,378,000)														$ 5,486,086,000
Increase decrease through adjustments due to reassessment of fixed assets						$ 4,087,396,000
Increase decrease through adjustments of price level restatement of paid up capital					$ 17,615,333,000
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	$ (7,584,747,000)	[1]	$ (24,757,013,000)	[2]
Interim dividend [Member]
Disclosure of Common Shareholders’ Equity [Line Items]
Dividend payables								$ 25,865,201,000					$ 24,387,190,000						$ 24,387,190,000					$ 23,278,681,000
Dividend per Share | $ / shares							$ 70.0000		$ 70			$ 66.0000		$ 66				$ 66.0000		$ 66			$ 63.0000		$ 63
Final dividend [Member]
Disclosure of Common Shareholders’ Equity [Line Items]
Dividend payables										$ 40,764,427,000					$ 36,016,878,000						$ 36,500,004,000
Dividend per Share | $ / shares											$ 110.32236	$ 110.32236				$ 97.47388		$ 97.47388				$ 98.78138	$ 98.78138
Percentage of dividend distribution										34.41%

[1]	During 2017, through its subsidiary CCU Inversiones S.A., the Company acquired an additional interest of VSPT for an amount of ThCh$ 7,800,000 with a carrying amount of ThCh$ 5,724,003, generated, at CCu's consolidated level, a decrease in Other reserves of ThCh$ 2,075,441.
[2]	In 2016, the Company, through its subsidiaries Aguas CCU-Nestlé Chile S.A. and Embotelladoras Chilenas Unidas S.A., acquired an additional interest of Manantial S.A. for an amount of ThCh$ 19,111,686, with a carrying amount to ThCh$ 3,816,220, gererating in a decrease in Other reserves of ThCh$ 7,801,153 (see Note 1 (1)). Additionally, during 2016 the Company, through its subsidiary Compañía Industrial Cervecera S.A. acquired an additional interest in Los Huemules SRL. for an amount of ThCh$ 118,092, with a carrying amount of ThCh$ 312,103, resulting in an increase in Other reserves of ThCh$ 194,000 (see Note 1 (4)). Finally during 2016, the joint venture Foods acquired an additional interest in Alimentos Nutrabien S.A. for an amount of ThCh$ 14,352,706, with a carrying amount of ThCh$ 3,497,385, resulting in a decrease of ThCh$ 5,426,209.